-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                   GROWTH FUND
                                ----------------

SEMIANNUAL REPORT

June 30, 1998

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the Fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

----------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1997
----------------------

   For Excellence
         in
 Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY

o The first six months of 1998 provided solid economic growth, marked by low inflation and good investment returns. Consumer confidence was high, personal income rose, and interest rates remained stable.

o Favorable economic factors stimulated a boom in the housing market and strong retail sales. Lower energy costs helped keep inflation in check.

o The economic crisis in Southeast Asia raised concerns about U.S. exports and profits at companies with sizable foreign markets.

THE MARKETS

o The S&P 500, a broad measure of common stock performance, gained 17.72% for the six months ended June 30, 1998.(1) Investors preferred large-cap stocks and were willing to pay a premium for potential earnings stability. Small-cap stocks delivered modest gains. The Russell 2000 Index, a common measure of small company stock performance, was up 4.38% over the six-month period.

o U.S. Treasury bonds rallied as the yield on the 30-year benchmark fell to 5.6%. High-yield bonds continued to deliver relatively strong gains.

THE FUND
OVER THE PAST SIX MONTHS

o For the six months ended June 30, 1998, Class A shares of State Street Research Growth Fund returned 16.41% [does not reflect sales charge](2). That was higher than the average growth fund, which returned 15.10%, according to Lipper Analytical Services, Inc.

o The Fund's emphasis on technology stocks, especially Cisco and Microsoft, and pharmaceutical companies, contributed significantly to performance.

o Disappointments were concentrated in the consumer discretionary sector, where three companies -- Cendant, IKON, and Caribiner -- reported accounting or earnings problems and their stocks' prices suffered.

CURRENT STRATEGY

o We continue to restructure the portfolio to emphasize larger, high-quality growth companies. Our goal is to manage the volatility of portfolio.

o We recognize that the full impact of the Asian economic slowdown has not yet been absorbed in the U.S. However, we believe that market leaders with consistent records have the potential to remain strong even if earnings growth slows.

June 30, 1998

(1)The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.
(2)15.91% for Class B shares; 15.93% for Class C shares; 16.60% for Class S shares.
(3)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends t net asset value. During the periods prior to 1993 that shares of the Fund were not offered to the general public, the Fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the Fund's current, continuous public offering. Performance for a class includes periods prior to the adoption of class designations in 1993. S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.
(4)Performance reflects up to maximum 4.5% A share front-end sales charge, or 5% B share or 1% C share contingent deferred sales charges, where applicable.
(5)Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND
TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1998)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
--------------------------------------------------------------------------------
                   LIFE OF FUND
                  (since 3/24/61)    10 YEARS      5 YEARS           1 YEAR
------------------------------------------------------------------------------
Class A               10.29%          13.07%        13.43%            15.96%
------------------------------------------------------------------------------
Class B               10.30%          13.12%        13.39%            15.60%
------------------------------------------------------------------------------
Class C               10.30%          13.12%        13.58%            19.47%
------------------------------------------------------------------------------
Class S               10.46%          13.73%        14.72%            21.75%
------------------------------------------------------------------------------

Top 10 Stock Positions
(by percentage of net assets)

(1) WARNER-LAMBERT Pharmaceuticals                  4.3%
(2) TYCO INTERNATIONAL Diversified manufacturer     4.2%
(3) MICROSOFT Computer software & service           3.8%
(4) GUIDANT Medical instruments                     3.4%
(5) CHANCELLOR MEDIA    Radio stations              3.0%
(6) SCHERING-PLOUGH Pharmaceuticals                 2.9%
(7) COLGATE-PALMOLIVE Household & personal care     2.7%
(8) MEN'S WEARHOUSE Retail clothing                 2.6%
(9) CISCO SYSTEMS Computer network products         2.6%
(10)CENDANT Consumer & business services            2.6%

These securities represent an aggregate of 32.1% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net asses)

COMPUTER SOFTWARE
 & SERVICE                         17.8%

RETAIL TRADE                       10.3%

DRUG                                7.3%

PERSONAL CARE                       6.9%

INSURANCE                           6.2%

Total: 48.5%

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                                       Value
                                                Shares               (Note 1)
-------------------------------------------------------------------------------

COMMON STOCKS 97.7%
BASIC INDUSTRIES 7.1%
FOREST PRODUCT 0.9%
IKON Office Solutions Inc. ....... ......       140,500            $  2,046,031
                                                                   -------------
MACHINERY 4.2%
Tyco International Ltd. ..................      157,200               9,903,600
                                                                   -------------
ELECTRICAL 2.0%
General Electric Co. .....................       53,000               4,823,000
                                                                   -------------
Total Basic Industries ...................                           16,772,631
                                                                   -------------
CONSUMER CYCLICAL 19.1%
RECREATION 6.2%
CBS Corp. ................................      154,000               4,889,500
Chancellor Media Corp. ...................      144,400               7,170,363
International Game Technology Inc. .......      102,300               2,480,775
                                                                   -------------
                                                                     14,540,638
                                                                   -------------
RETAIL TRADE 10.3%
Borders Group Inc.* ......................       77,000               2,849,000
Cendant Corp.* ...........................      296,232               6,183,843
CVS Corp. ................................       76,200               2,967,037
Dayton Hudson Corp. ......................       75,000               3,637,500
Proffitts Inc.* ..........................       69,600               2,810,100
Safeway Inc. .............................      145,200               5,907,825
                                                                   ------------
                                                                     24,355,305
                                                                   ------------
TEXTILE & APPAREL 2.6%
Men's Wearhouse, Inc.* ...................      188,100               6,207,300
                                                                   -------------
Total Consumer Cyclical ..................                           45,103,243
                                                                   -------------
CONSUMER STAPLE 24.4%
BUSINESS SERVICE 4.2%
Apollo Group Inc. Cl. A* .................       91,500               3,025,219
Caribiner International Inc.* ............      125,000               2,187,500
HBO & Co. ................................      131,600               4,638,900
                                                                   -------------
                                                                       9,851,619
                                                                   -------------
DRUG 7.3%
Schering-Plough Corp. ....................       75,600               6,926,850
Warner-Lambert Co. .......................      148,200              10,281,375

                                                                   -------------
                                                                      17,208,225
                                                                   -------------
FOOD & BEVERAGE 0.7%
Starbucks Corp.* .........................       32,100               1,715,344
                                                                   -------------
HOSPITAL SUPPLY 5.3%
Guidant Corp. ............................      113,600               8,101,100
Johnson & Johnson ........................       62,000               4,572,500
                                                                   -------------
                                                                     12,673,600
                                                                   -------------
PERSONAL CARE 6.9%
Colgate-Palmolive Co. ....................       73,000               6,424,000
Gillette Co. .............................       92,000               5,215,250
Procter & Gamble Co. .....................       52,000               4,735,250
                                                                   -------------
                                                                      16,374,500
                                                                   -------------
Total Consumer Staple ....................                           57,823,288
                                                                   -------------
ENERGY 2.2%
OIL 2.2%
Seagull Energy Corp.* ....................      312,000            $  5,167,500
                                                                   -------------
Total Energy .............................                            5,167,500
                                                                   -------------
FINANCE 10.8%
BANK 2.9%
BankAmerica Corp. ........................       56,800               4,909,650
NationsBank Corp. ........................       25,900               1,981,350
                                                                   -------------
                                                                       6,891,000
                                                                   -------------
FINANCIAL SERVICE 1.7%
Merrill Lynch & Company Inc. .............       43,400               4,003,650
                                                                   -------------
INSURANCE 6.2%
Ace Ltd. .................................       67,800               2,644,200
AMBAC Inc. ...............................       95,800               5,604,300
Hartford Financial Services Group, Inc.* .       14,600               1,669,875
Travelers Group Inc. .....................       76,650               4,646,906
                                                                   -------------
                                                                     14,565,281
                                                                   -------------
Total Finance ............................                           25,459,931
                                                                   -------------
SCIENCE & TECHNOLOGY 31.0%
COMPUTER SOFTWARE & SERVICE 17.8%
America Online Inc.* .....................       42,000               4,452,000
Cisco Systems Inc.* ......................       67,350               6,200,409
Citrix Systems Inc. ......................       36,000               2,461,500
EMC Corp.* ...............................       62,800               2,814,225
i2 Technologies Inc.* ....................       64,000               2,248,000
J.D. Edwards & Co.* ......................      111,800               4,800,413
Microsoft Corp.* .........................       82,400               8,930,100
PeopleSoft Inc.* .........................      128,000               6,016,000
SAP AG ADR ...............................       19,400               4,358,792
                                                                   -------------
                                                                     42,281,439
                                                                   -------------
ELECTRONIC COMPONENTS 2.5%
Analog Devices Inc.* .....................      102,500               2,517,656
Sanmina Corp.* ...........................       78,200               3,391,925
                                                                   -------------
                                                                       5,909,581
                                                                   -------------
ELECTRONIC EQUIPMENT 5.6%
Advanced Fibre Communications, Inc.* .....      119,800               4,799,488
Tellabs Inc.* ............................       60,800               4,354,800
Teradyne Inc.* ...........................      152,300               4,074,025
                                                                   -------------
                                                                     13,228,313
                                                                   -------------
OFFICE EQUIPMENT 5.1%
Gateway 2000 Inc.* .......................       81,000               4,100,625
International Business Machines Corp. ....       29,600               3,398,450
Xerox Corp. ..............................       45,000               4,573,125
                                                                   -------------
                                                                     12,072,200
                                                                   -------------
Total Science & Technology ...............                           73,491,533
                                                                   -------------
UTILITY 3.1%
TELEPHONE 3.1%
Qwest Communications International Inc.* .       59,100               2,061,112
WorldCom Inc.* ...........................      111,300               5,391,094
                                                                   -------------
                                                                      7,452,206
                                                                   -------------
Total Utility ............................                            7,452,206
                                                                   -------------
Total Common Stocks (Cost $165,973,140) ..                          231,270,332
                                                                   -------------
--------------------------------------------------------------------------------
                                            Principal     Maturity     Value
                                             Amount         Date      (Note 1)
--------------------------------------------------------------------------------

COMMERCIAL PAPER 1.9%
American Express Credit Corp., 5.57% ...   $1,416,000    7/01/1998 $  1,416,000
American Express Credit Corp., 5.75% ...    2,003,000    7/06/1998    2,003,000
Ford Motor Credit Co., 5.61% ...........    1,201,000    7/06/1998    1,201,000
                                                                   -------------
Total Commercial Paper (Cost
 $4,620,000)  ....................................................    4,620,000
                                                                   -------------
REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co., dated
  6/30/98, repurchase proceeds
  $1,081,128, collateralized by $1,100,000
  U.S. Treasury Note, 5.75% due
  4/30/2003, market value $1,118,003 ...    1,081,000    7/01/1998    1,081,000
                                                                   -------------
Total Repurchase Agreements (Cost $1,081,000) ...................     1,081,000
                                                                   -------------
Total Investments (Cost $171,674,140) - 100.1% ..................   236,971,332
Cash and Other Assets, Less Liabilities - (0.1%) ................      (198,919)
                                                                   -------------
Net Assets - 100.0% .............................................  $236,772,413
                                                                   =============
--------------------------------------------------------------------------------
Federal Income Tax Information:

At June 30, 1998, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $171,374,899 was as follows:

Aggregate gross unrealized appreciation for all
 investments in which there is an excess of value
 over tax cost ..................................................  $ 73,137,682

Aggregate gross unrealized depreciation for all
 investments in which there is an excess of tax
 cost over value ................................................    (7,541,249)
                                                                   -------------
                                                                   $ 65,596,433
                                                                   =============
--------------------------------------------------------------------------------
* Non-income-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $171,674,140) (Note 1) ................$236,971,332
Cash ..............................................................         587
Receivable for fund shares sold ...................................      94,170
Dividends and interest receivable .................................      37,267
Other assets ......................................................      30,286

                                                                   ------------
                                                                    237,133,642
LIABILITIES
Accrued management fee (Note 2) ...................................      94,745
Accrued transfer agent and shareholder services
  (Note 2) ........................................................      74,280
Accrued distribution and service fees (Note 4) ....................      40,881
Payable for fund shares redeemed ..................................      40,337
Accrued trustees' fees (Note 2) ...................................      18,509
Other accrued expenses ............................................      92,477
                                                                   ------------
                                                                        361,229
                                                                   ------------
NET ASSETS                                                         $236,772,413
                                                                   ============
Net Assets consist of:
  Unrealized appreciation of investments ..........................  65,297,192
  Accumulated net realized gain ...................................   3,840,922
  Paid-in capital ................................................. 167,634,299
                                                                   ------------
                                                                   $236,772,413
                                                                   ============
Net Asset Value and redemption price per share of Class A shares
  ($19,061,181 / 2,316,999 shares)                                        $8.23
                                                                          =====
Maximum Offering Price per share of Class A shares ($8.23 / .955) .       $8.62
                                                                          =====
Net Asset Value and offering price per share of Class B shares
  ($39,759,282 / 5,053,633 shares)* ...............................       $7.87
                                                                          =====
Net Asset Value and offering price per share of Class C shares
  ($4,534,411 / 576,664 shares)* ..................................       $7.86
                                                                          =====
Net Asset Value, offering price and redemption price per share
  of Class S shares ($173,417,539 / 20,930,357 shares) ............       $8.29
                                                                          =====
--------------------------------------------------------------------------------
*Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 1998 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $1,193 ..........................$   430,876
Interest (Note 1) ..................................................    118,870
                                                                    -----------
                                                                        549,746
EXPENSES
Management fee (Note 2) ............................................    540,012
Transfer agent and shareholder services (Note 2) ...................     93,912
Custodian fee ......................................................     58,842
Registration fees ..................................................     23,418
Service fee-Class A (Note 4) .......................................     21,872
Distribution and service fees-Class B (Note 4) .....................    186,216
Distribution and service fees-Class C (Note 4) .....................     22,152
Trustees' fees (Note 2) ............................................     18,509
Reports to shareholders ............................................     17,670
Audit fee ..........................................................     15,799
Legal fee ..........................................................      9,268
Miscellaneous ......................................................      2,078
                                                                    -----------
                                                                      1,009,748
                                                                    -----------
Net investment loss ................................................   (460,002)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ...................  6,025,515
Net unrealized appreciation of investments ......................... 28,970,193
                                                                    -----------
Net gain on investments ............................................ 34,995,708
                                                                    -----------
Net increase in net assets resulting from operations ...............$34,535,706
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                               Six months ended
                                                 Year ended      June 30, 1998
                                             December 31, 1997    (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss .........................    $     (8,292)  $   (460,002)
Net realized gain on investments ............      18,610,792      6,025,515
Net unrealized appreciation of
  investments ...............................       3,969,183     28,970,193
                                                 ------------   ------------
Net increase resulting from
  operations.................................      22,571,683     34,535,706
                                                 ------------   ------------
Distribution from net realized gains:
  Class A ...................................      (1,628,897)            --
  Class B ...................................      (3,791,004)            --
  Class C ...................................        (470,585)            --
  Class S ...................................     (17,258,290)            --
                                                 ------------   ------------
                                                  (23,148,776)            --
                                                 ------------   ------------
Net decrease from fund share transactions
 (Note 5) ...................................      (6,291,623)   (19,926,018)
                                                 ------------   ------------
Total increase (decrease) in
  net assets.................................      (6,868,716)    14,609,688
NET ASSETS
Beginning of period .........................     229,031,441    222,162,725
                                                 ------------   ------------
End of period ...............................    $222,162,725   $236,772,413
                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30,1998

NOTE 1
State Street Research Growth Fund (the "Fund"), is a series of State Street Research Growth Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is presently the only series of the Trust.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities believed by the Investment Adviser to have better than average growth potential over the years.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered to certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and maintains a policy to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code.

C. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to the disposition of securities that have different bases for financial reporting and tax purposes.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

E. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 1998, the value of the securities loaned and the value of collateral were $11,696,963 and $11,778,412, respectively. During the six months ended June 30, 1998, income from securities lending amounted to $5,313 and is included in interest income.

NOTE 2
The Trust and the Adviser have entered into a contract that provides for an annual fee equal to 0.475% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1998, the fees pursuant to such agreement amounted to $540,012.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended June 30, 1998, the amount of such expenses was $20,689.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,509 during the six months ended June 30, 1998.

NOTE 3
For the six months ended June 30, 1998, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $45,352,441 and $69,788,958, respectively.

NOTE 4
The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1998, fees pursuant to such plan amounted to $21,872, $186,216 and $22,152 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $6,047 and $37,700, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $109,340 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $35,068 and $244 on redemptions of Class B and Class C shares, respectively, during the same period.

NOTE 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.
Share transactions were as follows:

                                                                                SIX MONTHS ENDED
                                               YEAR ENDED                        JUNE 30, 1998
                                           DECEMBER 31, 1997                      (UNAUDITED)
                                     -----------------------------        ----------------------------
CLASS A                                SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       1,800,180       $ 13,267,551          341,760       $  2,652,605
Issued upon reinvestment of
  distribution from net
  realized gains ..............         239,036          1,614,506               --                 --
Shares redeemed ...............      (1,828,511)       (13,640,894)        (354,208)        (2,689,118)
                                     ----------       ------------        ---------       ------------
Net increase (decrease) .......         210,705       $  1,241,163          (12,448)      $    (36,513)
                                     ==========       ============        =========       ============

CLASS B                                SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       1,677,391       $ 12,208,831          556,389       $  4,121,868
Issued upon reinvestment of
  distribution from net
  realized gains ..............         502,614          3,255,965               --                 --
Shares redeemed ...............      (1,283,390)        (9,489,085)        (872,550)        (6,270,141)
                                     ----------       ------------        ---------       ------------
Net increase (decrease) .......         896,615       $  5,975,711         (316,161)      $ (2,148,273)
                                     ==========       ============        ==========      ============

CLASS C (FORMERLY CLASS D)             SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         331,641       $  2,437,190           21,278       $    159,829
Issued upon reinvestment of
  distribution from net
  realized gains ..............          69,801            451,609               --                 --
Shares redeemed ...............        (531,745)        (3,958,490)        (117,210)          (853,757)
                                     ----------       ------------        ---------       ------------
Net decrease ..................        (130,303)      $ (1,069,691)         (95,932)      $   (693,928)
                                     ==========       ============        =========       ============

CLASS S (FORMERLY CLASS C)             SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................          58,742       $    441,722           39,305       $    297,871
Issued upon reinvestment of
  distribution from net
  realized gains ..............       1,059,076          7,196,912               --                 --
Shares redeemed ...............      (2,628,815)       (20,077,440)      (2,265,077)       (17,345,175)
                                     ----------       ------------        ---------       ------------
Net decrease ..................      (1,510,997)      $(12,438,806)      (2,225,772)      $(17,047,304)
                                     ==========       ============       ==========       ============

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                    CLASS A
                                                                  ---------------------------------------------------------------
                                                                              YEARS ENDED DECEMBER 31            SIX MONTHS ENDED
                                                                  ---------------------------------------------   JUNE 30, 1998
                                                                   1993(2)     1994   1995(1)   1996(1)  1997(1)   (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                            9.63       8.50     7.09     7.02     7.17          7.07
                                                                   -----      -----    -----    -----    -----         -----
  Net investment income (loss)($)                                   0.06       0.05     0.01    (0.03)   (0.00)        (0.02)
  Net realized and unrealized gain (loss) on investments ($)        0.37      (0.38)    2.30     0.93     0.68          1.18
                                                                   -----      -----    -----    -----    -----         -----
TOTAL FROM INVESTMENT OPERATIONS($)                                 0.43      (0.33)    2.31     0.90     0.68          1.16
                                                                   -----      -----    -----    -----    -----         -----
  Dividends from net investment income ($)                         (0.08)     (0.05)   (0.02)      --       --            --
  Distributions from net realized gains ($)                        (1.48)     (1.03)   (2.36)   (0.75)   (0.78)           --
                                                                   -----      -----    -----    -----    -----         -----
TOTAL DISTRIBUTIONS ($)                                            (1.56)     (1.08)   (2.38)   (0.75)   (0.78)           --
                                                                   -----      -----    -----    -----    -----         -----
NET ASSET VALUE, END OF PERIOD($)                                   8.50       7.09     7.02     7.17     7.07          8.23
                                                                   =====      =====    =====    =====    =====         =====
Total return(4) (%)                                                 4.52(5)   (3.83)   32.57    12.65    10.14         16.41(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                            602        719    2,379   15,181   16,470        19,061
Ratio of operating expenses to average net assets (%)               0.96(6)    0.90     0.89     0.90     0.93          0.94(6)
Ratio of net investment income (loss) to average net assets (%)     0.48(6)    0.54     0.12    (0.34)   (0.05)        (0.45)(6)
Portfolio turnover rate (%)                                        68.36      57.18   234.43   237.85   258.99         20.01

                                                                                    CLASS B
                                                                  ---------------------------------------------------------------
                                                                              YEARS ENDED DECEMBER 31            SIX MONTHS ENDED
                                                                  ---------------------------------------------   JUNE 30, 1998
                                                                   1993(3)     1994   1995(1)   1996(1)  1997(1)   (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                            9.56       8.46     7.02     6.89     6.96          6.79
                                                                   -----      -----    -----    -----    -----         -----
  Net investment income (loss)($)                                   0.03      (0.00)   (0.06)   (0.08)   (0.06)        (0.04)
  Net realized and unrealized gain (loss) on investments ($)        0.42      (0.41)    2.29     0.90     0.67          1.12
                                                                   -----      -----    -----    -----    -----         -----
TOTAL FROM INVESTMENT OPERATIONS($)                                 0.45      (0.41)    2.23     0.82     0.61          1.08
                                                                   -----      -----    -----    -----    -----         -----
  Dividends from net investment income ($)                         (0.07)        --       --       --       --            --
  Distributions from net realized gains ($)                        (1.48)     (1.03)   (2.36)   (0.75)   (0.78)           --
                                                                   -----      -----    -----    -----    -----         -----
TOTAL DISTRIBUTIONS ($)                                            (1.55)     (1.03)   (2.36)   (0.75)   (0.78)           --
                                                                   -----      -----    -----    -----    -----         -----
NET ASSET VALUE, END OF PERIOD($)                                   8.46       7.02     6.89     6.96     6.79          7.87
                                                                   =====      =====    =====    =====    =====         =====
Total return(4) (%)                                                 4.64(5)   (4.80)   31.71    11.73     9.44         15.91(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                            986      1,544   10,684   31,119   36,442        39,759
Ratio of operating expenses to average net assets (%)               1.71(6)    1.63     1.63     1.65     1.68          1.69(6)
Ratio of net investment loss to average net assets (%)             (0.36)(6)  (0.20)   (0.69)   (1.07)   (0.82)        (1.20)(6)
Portfolio turnover rate (%)                                        68.36      57.18   234.43   237.85   258.99         20.01

---------------------------------------------------------------------------------------------------------------------------------

(1) Per-share figures have been calculated using the average shares method.
(2) March 16, 1993 (commencement of share class designations) to December 31, 1993.
(3) March 18, 1993 (commencement of share class designations) to December 31, 1993.
(4) Does not reflect any front-end or contingent deferred sales charges.
(5) Not annualized.
(6) Annualized.

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------
                                                                                    CLASS C (FORMERLY CLASS D)
                                                                  ---------------------------------------------------------------
                                                                              YEARS ENDED DECEMBER 31            SIX MONTHS ENDED
                                                                  ---------------------------------------------   JUNE 30, 1998
                                                                   1993(3)     1994   1995(1)   1996(1)  1997(1)   (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                            9.56       8.45     7.02     6.88     6.95          6.78
                                                                   -----      -----    -----    -----    -----
  Net investment income (loss)($)                                   0.03      (0.00)   (0.06)   (0.08)   (0.06)        (0.04)
  Net realized and unrealized gain (loss) on investments ($)        0.41      (0.40)    2.28     0.90     0.67          1.12
                                                                   -----      -----    -----    -----    -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                0.44      (0.40)    2.22     0.82     0.61          1.08
                                                                   -----      -----    -----    -----    -----
  Dividend from net investment income ($)                          (0.07)        --       --       --       --            --
  Distributions from net realized gains ($)                        (1.48)     (1.03)   (2.36)   (0.75)   (0.78)           --
                                                                   -----      -----    -----    -----    -----
TOTAL DISTRIBUTIONS ($)                                            (1.55)     (1.03)   (2.36)   (0.75)   (0.78)           --
                                                                   -----      -----    -----    -----    -----
NET ASSET VALUE, END OF PERIOD ($)                                  8.45       7.02     6.88     6.95     6.78          7.86
                                                                   =====      =====    =====    =====    =====         =====
Total return(4) (%)                                                 4.59(5)   (4.68)   31.57    11.89     9.30         15.93(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                            242        384    2,117    5,584    4,562         4,534
Ratio of operating expenses to average net assets (%)               1.71(6)    1.63     1.63     1.65     1.68          1.69(6)
Ratio of net investment loss to average net assets (%)             (0.34)(6)  (0.20)   (0.67)   (1.07)   (0.79)        (1.20)(6)
Portfolio turnover rate (%)                                        68.36      57.18   234.43   237.85   258.99         20.01

                                                                                    CLASS S (FORMERLY CLASS C)
                                                                  ---------------------------------------------------------------
                                                                              YEARS ENDED DECEMBER 31            SIX MONTHS ENDED
                                                                  ---------------------------------------------   JUNE 30, 1998
                                                                   1993        1994   1995(1)   1996(1)  1997(1)   (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                            9.26       8.51     7.08     7.02     7.18          7.11
                                                                   -----      -----    -----    -----    -----         -----
  Net investment income (loss)($)                                   0.09       0.07     0.04    (0.00)    0.01        (0.01)
  Net realized and unrealized gain (loss) on investments($)         0.74      (0.40)    2.29     0.92     0.70          1.19
                                                                   -----      -----    -----    -----    -----         -----
TOTAL FROM INVESTMENT OPERATIONS($)                                 0.83      (0.33)    2.33     0.92     0.71          1.18
                                                                   -----      -----    -----    -----    -----         -----
  Dividends from net investment income ($)                         (0.10)     (0.07)   (0.03)   (0.01)      --            --
  Distributions from net realized gains ($)                        (1.48)     (1.03)   (2.36)   (0.75)   (0.78)           --
                                                                   -----      -----    -----    -----    -----         -----
TOTAL DISTRIBUTIONS ($)                                            (1.58)     (1.10)   (2.39)   (0.76)   (0.78)           --
                                                                   -----      -----    -----    -----    -----         -----
NET ASSET VALUE, END OF PERIOD ($)                                  8.51       7.08     7.02     7.18     7.11          8.29
                                                                   =====      =====    =====    =====    =====         =====
Total return(4) (%)                                                 8.94      (3.82)   33.02    12.74    10.54         16.60(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                        250,786    186,108  186,689  177,147  164,689       173,418
Ratio of operating expenses to average net assets (%)               0.66       0.64     0.64     0.65     0.68          0.69(6)
Ratio of net investment income (loss) to average net assets (%)     0.92       0.78     0.43    (0.06)    0.19         (0.20)(6)
Portfolio turnover rate (%)                                        68.36      57.18   234.43   237.85   258.99         20.01

-----------------------------------------------------------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.
(2) March 16, 1993 (commencement of share class designations) to December 31, 1993.
(3) March 18, 1993 (commencement of share class designations) to December 31, 1993.
(4) Does not reflect any front-end or contingent deferred sales charges.
(5) Not annualized.
(6) Annualized.

STATE STREET RESEARCH GROWTH FUND

-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH GROWTH TRUST
-----------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
GROWTH FUND                                Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                STEVE A. GARBAN
One Financial Center                       DUDLEY F. WADE                         Retired; formerly Senior Vice
Boston, MA 02111                           Vice President                         President for Finance and
                                                                                  Operations and Treasurer, The
DISTRIBUTOR                                JAMES M. WEISS                         Pennsylvania State University
State Street Research                      Vice President
Investment Services, Inc.                                                         MALCOLM T. HOPKINS
One Financial Center                       KENNARD WOODWORTH, JR.                 Former Vice Chairman of the
Boston, MA 02111                           Vice President                         Board and Chief Financial
                                                                                  Officer, St. Regis Corp.
SHAREHOLDER SERVICES                       GERARD P. MAUS
State Street Research                      Treasurer                              EDWARD M. LAMONT
Service Center                                                                    Formerly in banking
P.O. Box 8408                              JOSEPH W. CANAVAN                      (with an affiliate of
Boston, MA 02266-8408                      Assistant Treasurer                    J.P. Morgan & Co. in New York);
1-800-562-0032                                                                    presently engaged in private
                                           DOUGLAS A. ROMICH                      investments and civic affairs
CUSTODIAN                                  Assistant Treasurer
State Street Bank and                                                             ROBERT A. LAWRENCE
Trust Company                              FRANCIS J. MCNAMARA, III               Formerly Partner, Saltonstall & Co.
225 Franklin Street                        Secretary and General Counsel
Boston, MA 02110                                                                  DEAN O. MORTON
                                           DARMAN A. WING                         Retired; formerly Executive
                                           Assistant Secretary and                Vice President, Chief
                                           Assistant General Counsel              Operating Officer and Director,
                                                                                  Hewlett-Packard Company
                                           AMY L. SIMMONS
                                           Assistant Secretary                    TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH GROWTH FUND                           ----------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                Permit #6
                                                              Hartford, CT
                                                            ----------------


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Growth Fund prospectus. When used after September 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: 5186-980814(exp0899)SSR-LD
                                                                    GF-203F-0898